OPTIONS	3 Months Ended	12 Months Ended
	Jan. 31, 2022	Oct. 31, 2021
OPTIONS
NOTE 5 - OPTIONS

NOTE 5 - OPTIONS

The Company, under its 2012 Stock Option Plan, issues options to various officers, directors, and consultants. The options vest in equal annual installments over a five year period with the first 20% vested when the options are granted. All of the options are exercisable at a purchase price based on the last trading price of the Company’s common stock.

On December 12, 2019, the Company issued 336,250 options: 120,000 to two officers, 11,250 to three independent directors and 205,000 to six employees and consultants. The options are exercisable into common stock of the Company at $0.59 per share. The Company calculated a fair value of the options of $132,673 using the Black Scholes option pricing model with computed volatility of 207%, risk-free interest rate of 2%, expected dividend yield 0%, stock price at measurement date of $0.39 and the expected term of ten years. The options are expensed over a five-year period with 20% upon issuance and 20% for the first and each subsequent year.

On December 15, 2020, the Company issued 41,250 options: 11,250 to three independent directors and 30,000 to three consultants. The options are exercisable into common stock of the Company at $0.64 per share. The Company calculated a fair value of the options of $27,190 using the Black Scholes option pricing model with computed volatility of 201%, risk-free interest rate of 2%, expected dividend yield 0%, stock price at measurement date of $0.68 and the expected term of ten years. The options are expensed over a five-year period with 20% upon issuance and 20% for the first and each subsequent year.

The Company has elected to amortize the options over the vesting period of the option as stock-based compensation. During the year ended October 31, 2021, the Company expensed $194,926 for options. The unrecognized future balance to be expensed over the term of the options is $132,610.

The number of options exercisable as of year ended October 31, 2021 was 6,081,250.

The following sets forth the options granted and outstanding as of October 31, 2021:

			Weighted
		Weighted	Average
		Average	Remaining	Granted
		Exercise	Contract	Options	Intrinsic
	Options	Price	Life	Exercisable	Value
Outstanding at Year Ended October 31, 2019	7,581,400	0.13	7.19	5,470,540	$1,827,117
Granted	336,250	0.56	9.50	--	--
Exercised	--	--	--
Forfeited	--	--	--	--	--
Outstanding at Year Ended October 31, 2020	7,917,650	0.15	6.16	5,765,680	3,627,845
Granted	41,250	0.64	9.63	--	--
Exercised	-	--	--	--	--
Forfeited	--	--	--	--	--
Outstanding at Yar Ended October 31, 2021	7,958,900	0.15	5.16	6,081,250	$3,805,201

OPTIONS

NOTE 5 - OPTIONS

The Company, under its 2012 Stock Option Plan, issues options to various officers, directors, and consultants. The options vest in equal annual installments over a five year period with the first 20% vested when the options are granted. All of the options are exercisable at a purchase price based on the last trading price of the Company’s common stock.

On December 15, 2020, the Company issued 41,250 options of which 11,250 options were issued to three independent directors and 30,000 options were issued to three consultants. The options are exercisable into common stock of the Company at $0.64 per share. The Company calculated a fair value of the options of $27,190 using the Black Scholes option pricing model with computed volatility of 201.22%, risk-free interest rate of 2%, expected dividend yield 0%, stock price at measurement date of $0.64 and the expected term of ten years. The options are expensed over a five year period with 20% upon issuance and 20% for the first and each subsequent year.

During the three month period ended January 31, 2022, the Company recognized $49,337 of option expense. The unrecognized future balance to be expensed over the term of the options is $94,928.

The following sets forth the options granted and outstanding as of January 31, 2022:

	Options	Weighted Average Exercise price	Weighted Average Remaining Contract Life	Granted Options Exercisable	Intrinsic value
Outstanding at October 31, 2020	7,917,650	0.15	6.06	$5,765,680	$3,627,845
Granted	41,250	0.64	--	--	--
Exercised	--	--	--	--	--
Forfeited/Expired by termination	--	--	--	--	--
Outstanding at October 31, 2021	7,958,900	0.15	5.16	6,081,250	$3,805,201
Granted	--	--	--	--	--
Exercised	--	--	--	--	--
Forfeited/Expired by termination	--	--	--	--	--
Outstanding at January 31, 2022	7,958,900	0.15	4.91	$6,112,670	$1,453,884